Investment Objectives and Goals	Jan. 28, 2026
Ocean Park Tactical All Asset Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: Ocean Park Tactical All Asset Fund
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Fund has two objectives, to provide total return
Objective, Secondary [Text Block]	and to limit exposure to downside risk.
Ocean Park Tactical Core Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: Ocean Park Tactical Core Income Fund
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Fund has two objectives, to provide total return
Objective, Secondary [Text Block]	and to limit exposure to downside risk.
Ocean Park Tactical Municipal Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: Ocean Park Tactical Municipal Fund
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Fund has two objectives, to provide total return
Objective, Secondary [Text Block]	and to limit exposure to downside risk.
Ocean Park Tactical Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: Ocean Park Tactical Bond Fund
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Fund has two objectives, to provide total return
Objective, Secondary [Text Block]	and to limit exposure to downside risk.
Ocean Park Tactical Risk Spectrum 30 Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: Ocean Park Tactical Risk Spectrum 30 Fund
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Fund has two objectives, to provide total return
Objective, Secondary [Text Block]	and to limit exposure to downside risk.
Ocean Park Tactical Risk Spectrum 50 Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: Ocean Park Tactical Risk Spectrum 50 Fund
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Fund has two objectives, to provide total return
Objective, Secondary [Text Block]	and to limit exposure to downside risk.
Ocean Park Tactical Risk Spectrum 70 Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: Ocean Park Tactical Risk Spectrum 70 Fund
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Fund has two objectives, to provide total return
Objective, Secondary [Text Block]	and to limit exposure to downside risk.
Ocean Park Tactical Core Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: Ocean Park Tactical Core Growth Fund
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Fund has two objectives, to provide total return
Objective, Secondary [Text Block]	and to limit exposure to downside risk.